Quarterly Results (unaudited) (Detail) (USD $)	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 7,857,246	$ 9,086,920		$ 8,934,702		$ 18,292,293		$ 7,885,864		$ 10,315,170		$ 9,462,391		$ 10,863,457		$ 9,376,809		$ 24,497,456	$ 35,112,859	$ 44,199,779	$ 40,017,827	$ 47,582,144
Operating income (loss)	(1,579,249)	(1,819,328)		(226,147)		523,104		(2,177,228)		(1,892,639)		(733,032)		(631,895)		(2,814,639)		(4,393,584)	(1,880,271)	(3,699,599)	(6,072,205)	(5,460,961)
Net loss	(2,527,903)	(2,632,544)		(2,519,815)		(464,306)		(3,254,067)		(3,003,922)		(2,120,571)		(2,346,944)		(4,473,926)		(7,078,560)	(6,238,188)	(8,870,732)	(11,945,363)	(15,809,720)
Net loss available to common stockholders	$ (2,621,893)	$ (2,726,533)		$ (2,613,807)		$ (557,276)		$ (3,347,108)		$ (3,100,403)		$ (2,219,534)		$ (2,793,780)		$ (5,388,321)		$ (7,357,653)	$ (6,518,191)	$ (9,244,724)	$ (13,502,038)	$ (19,518,100)
Basic and diluted net loss per share available to common stockholders	$ (0.21)	$ (0.21)	[1],[2]	$ (0.21)	[1],[2]	$ (0.05)	[1],[2]	$ (0.28)	[1],[2]	$ (0.25)	[1],[2]	$ (0.19)	[1],[2]	$ (0.25)	[1],[2]	$ (0.51)	[1],[2]	$ (0.58)	$ (0.51)	$ (0.73)	$ (1.18)	$ (2.14)

[1]	The sums of the quarterly amounts do not equal loss per share for the years ended December 31, 2012 and 2011 due to the increases in weighted-average shares outstanding over the years.
[2]	Amounts adjusted for all periods presented to reflect impact of additional shares of common stock issued and outstanding as a result of stock dividends.